Notes to the consolidated statements of income - Unsatisfied performance obligations (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	€ 1,916,558	€ 1,160,077	€ 1,157,314
Less than 1 year
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	856,206
1 - 3 years
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	683,293
3 - 5 years
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	272,549
5 - 10 years
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	€ 104,510